OTHER RECEIVABLES AND PREPAYMENTS	12 Months Ended
Dec. 31, 2022
Disclosure of Other Receivables and Prepayments [Abstract]
OTHER RECEIVABLES AND PREPAYMENTS
9	OTHER RECEIVABLES AND PREPAYMENTS

	2022	2021
	US$’000	US$’000
Current Assets:

Deposit	269	809
Prepayments	4,026	2,051
Voyages in progress	17,085	15,076
Other receivables	3,686	3,869
Loan receivables	-	613
Due from joint ventures	-	6
	25,066	22,424
Non-current Assets:
Prepayments	860	380
	25,926	22,804

On 26 May 2020, the Group entered into a loan agreement with a third party with respect to the sale of vessel Inyala. The principal amount of US$600,000 and accrued interest was received on 7 June 2021. The balance of the principal amount of US$600,000 and accrued interest was received on 16 June 2022.

For purpose of impairment assessment, other receivables and loan receivables are considered to have low credit risk as they are not due for payment at the end of the reporting period and there has been no significant increase in the risk of default on the receivables since initial recognition. Accordingly, for the purpose of impairment assessment for these receivables, the loss allowance is measured at an amount equal to 12-month ECL. In determining the ECL, management has taken into account the historical default experience and the financial position of the counterparties, adjusted for factors that are specific to the debtors and general economic conditions of the industry in which the debtors operate. No provision for loss allowance was made during 2022 and 2021.